Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Classes of current inventories [abstract]
Raw materials and consumables	$ 2,677	$ 2,305
Work in progress	3,186	3,516
Finished goods	1,115	1,218
Total	6,978	7,039
Current	5,538	5,828
Non-current	$ 1,440	$ 1,211